Classification of Financial Instruments - Classification of Comprehensive Income (Loss) from Financial Instruments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income, expense, gains or losses of financial instruments
Interest income		₩ 467,525	₩ 429,620	₩ 340,753
Dividends income		70,601	25,941	28,875
Gain on valuation of derivatives		2,103,711	234,199	224,218
Gain on transaction of derivatives		302,657	89,659	224,685
Gain (loss) on valuation of derivatives (equity, before tax)	[1]	20,306	(8,518)	(65,052)
Interest expense of trade and other payables		191,918	200,440	204,078
Interest expense of others		668,115	614,332	472,248
Other finance income		8,882	4,970	925
Other finance expenses		20,086	2,513	25,144
Cash and cash equivalents
Income, expense, gains or losses of financial instruments
Interest income		102,505	100,205	51,872
Gain on foreign currency transactions and translations		17,498	(2,073)	22,158
Financial assets at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Interest income		54,385	65,470	58,540
Dividends income		4,813	4,193	1,994
Gain on valuation of derivatives		1,396,350	144,797	336,049
Gain on transaction of derivatives		129,471	130,230	205,298
Gain (loss) on valuation of financial assets		69,161	128,307	(37,230)
Gain (loss) on disposal of financial assets		45,059	13,161	9,358
Financial assets at fair value through other comprehensive income
Income, expense, gains or losses of financial instruments
Dividends income		65,788	21,748	26,881
Financial assets at amortized cost
Income, expense, gains or losses of financial instruments
Interest income		2,859	2,929	1,308
Gain on foreign currency transactions and translations		5,568	(1,774)	5,087
Loans and receivables
Income, expense, gains or losses of financial instruments
Interest income		45,511	44,029	33,545
Gain on foreign currency transactions and translations		3,685	127	596
Trade and other receivables
Income, expense, gains or losses of financial instruments
Interest income		209,675	168,303	164,653
Gain on foreign currency transactions and translations		121,193	27,363	1,019
Short-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income		31,766	34,260	15,827
Gain on foreign currency transactions and translations		0	0	3,513
Long-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income		20,562	14,183	14,371
Gain on foreign currency transactions and translations		3	0	1
Other financial assets
Income, expense, gains or losses of financial instruments
Interest income		262	241	637
Derivative (applying hedge accounting)
Income, expense, gains or losses of financial instruments
Gain on valuation of derivatives		410,088	76,814	149,888
Gain on transaction of derivatives		14,801	19,604	54,422
Gain (loss) on valuation of derivatives (equity, before tax)		21,443	(10,539)	(93,699)
Financial liabilities at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Gain on valuation of derivatives		52,515	961	(345,313)
Gain on transaction of derivatives		146,417	(80,640)	(110,236)
Financial liabilities carried at amortized cost
Income, expense, gains or losses of financial instruments
Loss on repayment of financial liabilities		0	0	(15)
Loss on foreign currency transactions and translations		(2,643,230)	(420,203)	(936,269)
Interest expense of borrowings and debt securities		3,805,062	3,636,887	2,142,220
Interest expense of trade and other payables		191,918	200,440	204,078
Interest expense of others		668,115	614,332	472,248
Other finance income		8,882	4,971	927
Other finance expenses		4,177	1,796	167
Derivatives (applying hedge accounting)
Income, expense, gains or losses of financial instruments
Gain on valuation of derivatives		244,758	11,627	83,594
Gain on transaction of derivatives		11,968	20,465	75,201
Gain (loss) on valuation of derivatives (equity, before tax)		₩ (1,137)	₩ 2,021	₩ 28,647

[1]	Net gain (loss) on valuation of derivatives applying cash flow hedge accounting of ￦(24,415) million, ￦(3,654) million and ￦11,870 million, net of tax, are recognized as other comprehensive income (loss) for the years ended December 31, 2022, 2023 and 2024, respectively.